JOHCM Emerging Markets Opportunities Prospectus | JOHCM Emerging Markets Opportunities Fund
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
Investment Objective:
The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM Emerging Markets Opportunities Prospectus JOHCM Emerging Markets Opportunities Fund		Class I Shares	Class II Shares	Institutional Shares
Management Fees		1.05%	1.05%	1.05%
Shareholder Servicing Fee		0.10%	0.25%	none
Other Expenses	[1]	0.95%	1.10%	0.85%
Total Annual Fund Operating Expenses	[2]	2.00%	2.15%	1.90%
Fee Waivers and Reimbursements		(0.61%)	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.39%	1.54%	1.29%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	DundeeWealth US, LP (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example JOHCM Emerging Markets Opportunities Prospectus JOHCM Emerging Markets Opportunities Fund (USD $)	1 Year	3 Years
Class I Shares	354	1,421
Class II Shares	157	614
Institutional Shares	13,139	53,780

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:

The Fund invests, under normal conditions, at least 80% of its assets in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets. The Fund may invest in emerging market companies of any size, including small and mid capitalization companies in order to achieve its objective. Emerging market countries include countries included in the MSCI

Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

The Fund’s investment style can be considered as growth at a reasonable price (GARP). GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments for the Fund. JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to invest in companies that possess attractive fundamentals and fit with the Sub-Adviser’s top-down country views within the emerging markets. The Fund will typically own between 40 and 60 companies that the Sub-Adviser believes exhibit strong business models, competitive industry positions and attractive valuations. The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets.

In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.

Principal Risks of Investing in the Fund:

Since it primarily purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bond and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. These risks are greater for securities of companies in emerging market countries because emerging market countries may have less stable governments, more volatile currencies and less established markets.

Other risks include settlement, operational, custodial valuation risk, which is defined by the lack of active trading in emerging markets that may make it difficult to obtain an accurate price for a security held by the Fund.

Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

P-notes, in which the Fund may invest, represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information:

The bar chart and performance table have been omitted because the Fund has no investment performance information to report. After the Fund has had operations for at least one full calendar year, a bar chart and table will show the Fund’s performance from year to year. The Fund intends to compare its performance to the Morgan Stanley Capital International Emerging Markets NR Index.

JOHCM Intrenational Select Prospectus | JOHCM International Select Fund
JOHCM INTERNATIONAL SELECT FUND
Investment Objective:
The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM Intrenational Select Prospectus JOHCM International Select Fund		Class I Shares	Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.41%	0.66%
Total Annual Fund Operating Expenses		1.26%	1.51%
Fee Waivers and Reimbursements	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.34%
[1]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.09% for Class I Shares and 1.34% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example JOHCM Intrenational Select Prospectus JOHCM International Select Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	278	957	1,688	3,769
Class II Shares	136	461	808	1,787

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.69% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside the United States. The Fund may invest in foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

To achieve its investment objective, JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to identify and make investments in foreign companies based on a multi-dimensional investment process. They consider a number of factors including growth, valuation, size, momentum, and beta. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time. As part of this evaluation, the Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I only and will vary for Class II Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return - Class I For the years ended December 31

Best Quarter
9/30/10	20.80%

Worst Quarter
9/30/11	(21.00)%

Average Annual Total Returns JOHCM Intrenational Select Prospectus JOHCM International Select Fund	Label	1 Year	Since Inception		Average Annual Returns, Since Inception Secondary		1 Year,Secondary
Class I Shares	Before Taxes	15.48%	9.50%	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	15.46%	9.46%	[1]
Class I Shares After Taxes on Distributions and Sale of Fund Shares	After Taxes on Distributions and Sale of Fund Shares	10.28%	8.27%	[1]
Class II Shares	Before Taxes	15.15%	7.49%	[1]
Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	17.90%	7.32%	[1]	4.05%	[1]	17.90%
[1]	While Class I Shares of the Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010.